Income Tax Status	12 Months Ended
Dec. 31, 2025
EMSP 334
EBP, Tax Status [Line Items]
Income Tax Status	Tax Status
The Internal Revenue Service has determined and informed the Plan administrators by a letter dated August 7,
2017, that the Plan and related trust are designed in accordance with the applicable sections of the Internal
Revenue Code (“IRC”).  The Plan has been amended since receiving the determination letter.  The Plan administrators and legal counsel believe the Plan is currently designed and is being operated in compliance with the applicable requirements of the IRC.  The Plan is subject to audit by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.